Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of operating lease additional information
Total operating lease expense for the year ended December 31, 2019 was
RMB160,791,
 including RMB26,848 short-term lease expense. The operating lease expense was recorded in cost and expense on the consolidated statements of operations.

For the Twelve months ended December 31, 2019	Amounts
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	106,288
Non -cash r ight-of-use assets obtained in exchange for new lease obligations:
Operating leases	127,362
Weighted average remaining lease term
Operating leases	1.59
Weighted average discount rate
Operating leases	4.52%

Summary of future minimum payments under operating leases
As of
 December 31, 2019, future minimum payments under operating leases were as follows:

For the year ended December 31,	Amounts
RMB
2020	141,324
2021	53,769
2022	3,770
Less imputed interest	7,196

Total	191,667

Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases
Future minimum payments under non-cancellable operating leases as of December 31, 2018 were as follows:

For the year ended December 31,	Amounts
RMB
2019	99,133
2020	82,697
2021	26,980
2022	8,633

Total	217,443